Shareholders' Equity - Additional Information (Details)		12 Months Ended
	Apr. 06, 2021 £ / shares	Dec. 31, 2021 USD ($) Vote	Dec. 31, 2021 £ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares
Class Of Stock [Line Items]
Ordinary shares, par value | (per share)			£ 0.001	$ 0.001	£ 0.001	$ 0.001
Description of voting rights of ordinary shares		Each holder of B ordinary shares was entitled to one vote per B ordinary share and, to receive dividends declared with Investor Majority consent and any such dividend as determined by the board of directors of the Company acting with investor director consent, provided that the preferred shares and the B ordinary shares shall, subject to the 2019 Articles and 2020 Articles, rank equally in all respects for the purpose of any dividend that is declared or paid. All other classes of ordinary shares do not have voting rights.
Convertible preferred shares outstanding | shares			0	0	104,854,673	104,854,673
Description of conversion		All Convertible Preferred Shares will automatically convert into an equivalent number of B ordinary shares upon either: (i) the notice of 60% of Convertible Preferred Shareholders that such conversion shall occur; or (ii) immediately upon an initial public offering in which the per share net public offering is at least 1.15 times £2.1589 (subject to appropriate adjustment in the event of any share dividend, share split, combination or other similar recapitalization)
Percentage of convertible preferred shareholders		60.00%
Initial public offering net offering			£ 2.1589
Net aggregate proceeds of offering | $		$ 160,755,000
Dividends declared or paid | $		$ 0
Description of voting rights of preferred shares		The Convertible Preferred Shares carried the right to one vote per Convertible Preferred Share held.
Amount of deferred shares paid after convertible preferred shares			£ 1.00
Deferred Shares
Class Of Stock [Line Items]
Deferred shares repurchase price per share					£ 1.00		£ 1.00
Deferred shares nominal value per share	£ 92,451.851
Deferred shares repurchase | shares			1	1
B Ordinary Shares
Class Of Stock [Line Items]
Number of vote per share | Vote		1
Convertible preferred shares, conversion ratio		100.00%
Series B Preferred Shares and Series C Preferred Shares
Class Of Stock [Line Items]
Percentage of preferred shares waived		80.00%
Series C Preferred Shares
Class Of Stock [Line Items]
Convertible preferred shares outstanding | shares					24,412,603	24,412,603
Percentage of preferred shares waived		80.00%
Percentage of outstanding convertible preferred shares		100.00%
Convertible Preferred Shares
Class Of Stock [Line Items]
Number of vote per share | Vote		1
Series A Preferred Shares
Class Of Stock [Line Items]
Convertible preferred shares outstanding | shares					28,250,000	28,250,000
Percentage of outstanding convertible preferred shares		100.00%
Series B Preferred Shares
Class Of Stock [Line Items]
Convertible preferred shares outstanding | shares					52,192,070	52,192,070
Percentage of outstanding convertible preferred shares		106.00%
Minimum
Class Of Stock [Line Items]
Net aggregate proceeds of offering | $		$ 75,000,000
Minimum | Series C Preferred Shares
Class Of Stock [Line Items]
Issuance price of additional new securities			£ 1.916
Maximum | Series B Preferred Shares and Series C Preferred Shares
Class Of Stock [Line Items]
Issuance price of additional new securities			1.916
Maximum | Series C Preferred Shares
Class Of Stock [Line Items]
Issuance price of additional new securities			£ 2.1589